UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	June 30, 2008

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	         July 22, 2008
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	448

Form 13F information Table Value Total:	 472439000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     9036   129850 SH       SOLE                   129850
Abbott Labs Com                COM              002824100     9089   171585 SH       SOLE                   171585
Air Prods & Chems Inc Com      COM              009158106    12098   122375 SH       SOLE                   122375
Alcoa Inc Com                  COM              013817101    10755   301935 SH       SOLE                   301935
American Express Co Com        COM              025816109     6910   183430 SH       SOLE                   183430
American Intl Group Com        COM              026874107     4616   174435 SH       SOLE                   174435
Amgen Inc Com                  COM              031162100     8978   190375 SH       SOLE                   190375
Archer Daniels Midland Com     COM              039483102     9733   288385 SH       SOLE                   288385
Automatic Data Process Com     COM              053015103     9430   225055 SH       SOLE                   225055
Becton Dickinson & Co Com      COM              075887109    11188   137610 SH       SOLE                   137610
Caterpillar Inc Del Com        COM              149123101    11008   149125 SH       SOLE                   149125
Cisco Sys Inc Com              COM              17275R102     9169   394190 SH       SOLE                   394190
Coca-Cola Co Com               COM              191216100      858    16500 SH       SOLE                    16500
Dell Inc Com                   COM              24702R101     9364   427955 SH       SOLE                   427955
Disney Walt Co Com             COM              254687106     9556   306280 SH       SOLE                   306280
Dow Chem Co Com                COM              260543103     8755   250800 SH       SOLE                   250800
Emerson Elec Co Com            COM              291011104    11088   224230 SH       SOLE                   224230
Exxon Mobil Corp Com           COM              30231G102    11003   124848 SH       SOLE                   124848
Federal Natl Mtg Assn Com      COM              313586109     5533   283620 SH       SOLE                   283620
Fedex Corp Com                 COM              31428X106     8190   103950 SH       SOLE                   103950
Gannett Inc Com                COM              364730101     5604   258585 SH       SOLE                   258585
General Dynamics Corp Com      COM              369550108    11786   139975 SH       SOLE                   139975
General Elec Co Com            COM              369604103     7448   279066 SH       SOLE                   279066
Home Depot Inc Com             COM              437076102     7669   327470 SH       SOLE                   327470
Illinois Tool Wks Inc Com      COM              452308109     9429   198465 SH       SOLE                   198465
Ingersoll-Rand Company Cl A    COM              G4776G101     8609   230005 SH       SOLE                   230005
Intel Corp Com                 COM              458140100    10476   487700 SH       SOLE                   487700
International Bus Mach Com     COM              459200101    13047   110070 SH       SOLE                   110070
International Paper Co Com     COM              460146103     6912   296635 SH       SOLE                   296635
JP Morgan Chase & Co Com       COM              46625H100      632    18433 SH       SOLE                    18433
Johnson & Johnson Com          COM              478160104    10862   168815 SH       SOLE                   168815
Kimberly Clark Corp Com        COM              494368103     9376   156835 SH       SOLE                   156835
McDonalds Corp Com             COM              580135101    12560   223405 SH       SOLE                   223405
McGraw-Hill Cos Inc            COM              580645109     8144   203000 SH       SOLE                   203000
Microsoft Corp Com             COM              594918104     9356   340110 SH       SOLE                   340110
Morgan Stanley Com             COM              617446448     7904   219140 SH       SOLE                   219140
Nucor Corp Com                 COM              670346105    12246   164000 SH       SOLE                   164000
Pepsico Inc Com                COM              713448108     9366   147290 SH       SOLE                   147290
Pfizer Inc Com                 COM              717081103     6962   398485 SH       SOLE                   398485
Procter & Gamble Co Com        COM              742718109    10258   168686 SH       SOLE                   168686
Qualcomm Inc Com               COM              747525103    11234   253180 SH       SOLE                   253180
Royal Dutch Shell Plc Spons AD COM              780259206      842    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108    12121   112825 SH       SOLE                   112825
Staples Inc Com                COM              855030102    11478   483300 SH       SOLE                   483300
Stryker Corp Com               COM              863667101    10528   167430 SH       SOLE                   167430
Time Warner Inc Com            COM              887317105     7680   518925 SH       SOLE                   518925
US Bancorp DE Com              COM              902973304     9014   323200 SH       SOLE                   323200
Unilever NV NY                 COM              904784709     9970   351070 SH       SOLE                   351070
Union Pac Corp Com             COM              907818108    14884   197140 SH       SOLE                   197140
Valero Energy Corp Com         COM              91913Y100      432    10500 SH       SOLE                    10500
Verizon Communications Com     COM              92343V104     9080   256506 SH       SOLE                   256506
Wal-Mart Stores Inc Com        COM              931142103    11221   199670 SH       SOLE                   199670
Walgreen Co Com                COM              931422109     8952   275350 SH       SOLE                   275350